UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

  /s/  Christopher Cheng     Westfield, NJ     August 02, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $48,110 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      938     3730 SH       SOLE                        0        0     3730
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      480        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      271     3400 SH       SOLE                        0        0     3400
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      306    10186 SH       SOLE                        0        0    10186
CISCO SYS INC                  COM              17275R102      511    24000 SH       SOLE                        0        0    24000
CITIGROUP INC                  COM              172967101       40    10515 SH       SOLE                        0        0    10515
DUKE REALTY CORP               COM NEW          264411505      477    42061 SH       SOLE                        0        0    42061
EXXON MOBIL CORP               COM              30231G102      640    11208 SH       SOLE                        0        0    11208
ISHARES INC                    MSCI PAC J IDX   464286665      251     7032 SH       SOLE                        0        0     7032
ISHARES TR                     HIGH YLD CORP    464288513     1000    11773 SH       SOLE                        0        0    11773
ISHARES TR                     MSCI ACWI EX     464288240     2182    62083 SH       SOLE                        0        0    62083
ISHARES TR INDEX               BARCLY USAGG B   464287226      933     8699 SH       SOLE                        0        0     8699
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1572    14707 SH       SOLE                        0        0    14707
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      273     6983 SH       SOLE                        0        0     6983
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1116    23989 SH       SOLE                        0        0    23989
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1708    45771 SH       SOLE                        0        0    45771
ISHARES TR INDEX               RUSSELL 1000     464287622     7209   126171 SH       SOLE                        0        0   126171
ISHARES TR INDEX               RUSSELL 2000     464287655     4593    75147 SH       SOLE                        0        0    75147
ISHARES TR INDEX               RUSSELL 3000     464287689      248     4054 SH       SOLE                        0        0     4054
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1745    21700 SH       SOLE                        0        0    21700
ISHARES TR INDEX               RUSSELL1000GRW   464287614      456     9956 SH       SOLE                        0        0     9956
ISHARES TR INDEX               RUSSELL1000VAL   464287598     3144    58003 SH       SOLE                        0        0    58003
ISHARES TR INDEX               S&P 100 IDX FD   464287101      229     4895 SH       SOLE                        0        0     4895
ISHARES TR INDEX               S&P LTN AM 40    464287390     2494    60212 SH       SOLE                        0        0    60212
ISHARES TR INDEX               S&P SMLCAP 600   464287804     1327    24519 SH       SOLE                        0        0    24519
JOHNSON & JOHNSON              COM              478160104      496     8398 SH       SOLE                        0        0     8398
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     1446    46768 SH       SOLE                        0        0    46768
JPMORGAN CHASE & CO            COM              46625h100      290     7911 SH       SOLE                        0        0     7911
NGP CAP RES CO                 COM              62912R107       89    12400 SH       SOLE                        0        0    12400
OMNICOM GROUP INC              COM              681919106      219     6390 SH       SOLE                        0        0     6390
PIONEER FLOATING RATE TR       COM              72369J102      607    49785 SH       SOLE                        0        0    49785
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229     3519   217729 SH       SOLE                        0        0   217729
SEACOR HOLDINGS INC            COM              811904101     1457    20625 SH       SOLE                        0        0    20625
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      467     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5028   130996 SH       SOLE                        0        0   130996
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      349     5460 SH       SOLE                        0        0     5460